Organization and principal activities - Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries (Detail)	12 Months Ended
Mar. 31, 2021
Guangcheng (Shanghai) Information Technology Co., Ltd. [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Nov. 30, 2012
Percentage of direct or indirect	100.00%
Principal activities	Operates the Company’s own online e-commerce platform
Nanjing Xingmu Biotechnology Co., Ltd. [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Nanjing, the PRC
Date of incorporation or acquisition	Nov. 30, 2019
Percentage of direct or indirect	51.00%
Principal activities	Biotechnology research and development
Boqii (Shanghai) Information Technology Co., Ltd. [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Aug. 31, 2014
Percentage of direct or indirect	90.00%
Principal activities	Technology development
Tianjing Guangcheng Information Technology Co., Ltd. [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Tianjin, the PRC
Date of incorporation or acquisition	Jun. 30, 2017
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Nanjing Cuida Biotechnology Co. Ltd.("Cuida") [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Nanjing, the PRC
Date of incorporation or acquisition	Apr. 30, 2017
Percentage of direct or indirect	70.00%
Principal activities	Biotechnology extension services
Taizhou Xingmu Biotechnology Co., Ltd. [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Taizhou, the PRC
Date of incorporation or acquisition	Nov. 30, 2019
Percentage of direct or indirect	80.00%
Principal activities	Biotechnology research and development
Boqii Corporation Limited ("Boqii Corporation") [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Jul. 31, 2012
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Boqii International Limited [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Aug. 31, 2016
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Xingmu International Limited [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	British Virgin Islands
Date of incorporation or acquisition	Aug. 31, 2019
Percentage of direct or indirect	51.00%
Principal activities	Investment holding
Xingmu HK Limited [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Nov. 30, 2019
Percentage of direct or indirect	51.00%
Principal activities	Investment holding
Nanjing Xinmu Information Technology Co., Ltd. ("Xingmu WFOE") [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Nanjing, the PRC
Date of incorporation or acquisition	Nov. 30, 2019
Percentage of direct or indirect	51.00%
Principal activities	Technology development and sales of merchandise
Xincheng (Shanghai) Information Technology Co., Ltd. ("Shanghai Xincheng") [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Nov. 30, 2012
Percentage of direct or indirect	100.00%
Principal activities	Technology development and sales of merchandise
Shanghai Yiqin Pets Products Co., Ltd. [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Feb. 28, 2013
Percentage of direct or indirect	100.00%
Principal activities	Technology development and sales of merchandise